Annual Operating Expenses {- Templeton International Bond Fund} - Templeton Income Trust-25 - Templeton International Bond Fund	May 01, 2021
Class A
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.28%
Acquired fund fees and expenses	0.04%	[1]
Total annual Fund operating expenses	1.25%	[1]
Fee waiver and/or expense reimbursement	(0.22%)	[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.03%	[1],[2],[3]
Class C
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.65%
Other expenses	0.28%
Acquired fund fees and expenses	0.04%	[1]
Total annual Fund operating expenses	1.65%	[1]
Fee waiver and/or expense reimbursement	(0.22%)	[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.43%	[1],[2],[3]
Class R
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.28%
Acquired fund fees and expenses	0.04%	[1]
Total annual Fund operating expenses	1.50%	[1]
Fee waiver and/or expense reimbursement	(0.22%)	[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.28%	[1],[2],[3]
Class R6
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Acquired fund fees and expenses	0.04%	[1]
Total annual Fund operating expenses	0.85%	[1]
Fee waiver and/or expense reimbursement	(0.21%)	[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.64%	[1],[2],[3]
Advisor Class
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	none
Other expenses	0.28%
Acquired fund fees and expenses	0.04%	[1]
Total annual Fund operating expenses	1.00%	[1]
Fee waiver and/or expense reimbursement	(0.22%)	[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.78%	[1],[2],[3]

[1]

3. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[2]

2. The investment manager have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.74% until April 30, 2022. The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in Franklin Templeton affiliated funds (acquired fund) for at least one year following the date of this prospectus. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).

[3]

5. The transfer agent has contractually agreed to cap the transfer agent fee for Class R6 of the Fund so that transfer agent fees for the class do not exceed 0.03% until April 30, 2022. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).